Financial Instruments (Details) - Schedule of financial assets and financial liabilities at the reporting date
€ / shares in Units, Rp / shares in Units, $ / shares in Units, € in Thousands, Rp in Thousands, $ in Thousands
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 IDR (Rp) Rp / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Schedule Of Financial Assets And Financial Liabilities At The Reporting Date Abstract
Assets	$ 13,006	€ 105	Rp 60,340	$ 10,686	$ 29,559
Liabilities	(23,142)	(78)		(35,148)	(49,570)
Net position	$ (10,136)	€ 27	Rp 60,340	$ (24,462)	$ (20,011)
Closing exchange rate of the year (in Euro per share, Dollars per share and Rupiahs per share) | (per share)	$ 19.3615	€ 20.7693	Rp 0.0013	$ 20.5157	$ 19.9352